Exploration and Evaluation Costs (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Exploration and evaluation costs	$ 9,217	$ 15,355	$ 15,355
Nunavut
Statement [Line Items]
Exploration and evaluation costs	495	3,563
Nunavut | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	0	0
Nunavut | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	0	30
Nunavut | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	21	1,079
Nunavut | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	0	601
Nunavut | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	0	170
Nunavut | Assaying
Statement [Line Items]
Exploration and evaluation costs	50	264
Nunavut | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	193	377
Nunavut | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	13	312
Nunavut | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	164	184
Nunavut | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	45	458
Nunavut | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	9	88
British Columbia
Statement [Line Items]
Exploration and evaluation costs	14	473
British Columbia | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	0	0
British Columbia | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	0	0
British Columbia | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	0	2
British Columbia | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	0	125
British Columbia | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	0	6
British Columbia | Assaying
Statement [Line Items]
Exploration and evaluation costs	2	21
British Columbia | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	10	124
British Columbia | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	0	3
British Columbia | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	0	53
British Columbia | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	1	100
British Columbia | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	1	39
Quebec
Statement [Line Items]
Exploration and evaluation costs	8,708	11,319
Quebec | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	127	185
Quebec | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	537	462
Quebec | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	768	429
Quebec | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	1,768	3,448
Quebec | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	12	79
Quebec | Assaying
Statement [Line Items]
Exploration and evaluation costs	1,638	2,502
Quebec | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	844	1,280
Quebec | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	50	481
Quebec | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	163	186
Quebec | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	2,330	1,921
Quebec | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	471	346
Total | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	127	185
Total | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	537	492
Total | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	789	1,510
Total | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	1,768	4,174
Total | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	12	255
Total | Assaying
Statement [Line Items]
Exploration and evaluation costs	1,690	2,787
Total | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	1,047	1,781
Total | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	63	796
Total | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	327	423
Total | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	2,376	2,479
Total | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	$ 481	$ 473